Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1],[2]	$ 9,578	$ 3,468	$ 172
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[1]	(3,771)	1,986	254
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	0	(120)	30
Available-for-sale investments	[1]	0	14	1
Cash flow hedges marked to market	[1]	(126)	197	(639)
Cash flow hedges reclassified to the income statement	[1]	120	116	196
Cash flow hedges reclassified to the balance sheet	[1]	0	112	81
Costs of hedging marked to market	[1]	(244)	0	0
Costs of hedging reclassified to the income statement	[1]	58	0	0
Share of items relating to equity-accounted entities, net of tax	[1]	417	564	833
Income tax relating to items that may be reclassified	[1]	4	(196)	13
Total items that may be reclassified subsequently to profit or loss	[1]	(3,542)	2,673	769
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	2,317	3,646	(2,496)
Cash flow hedges that will subsequently be transferred to the balance sheet	[1]	(37)	0	0
Income tax relating to items that will not be reclassified	[1]	(718)	(1,303)	739
Total items that will not be reclassified to profit or loss	[1]	1,562	2,343	(1,757)
Other comprehensive income	[1],[2]	(1,980)	5,016	(988)
Total comprehensive income	[1],[2]	7,598	8,484	(816)
Attributable to
BP shareholders	[1]	7,444	8,353	(846)
Non-controlling interests	[1]	$ 154	$ 131	$ 30

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.